Property, Plant and Equipment, Net (Schedule of Composition of Depreciation and Amortization Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation charged to cost of sales	$ 30,102	$ 26,697
Depreciation charged to general, selling and administrative expenses	597	468
Depreciation charged to results	30,699	27,165
Amortization of intangibles charged to cost of sales
Amortization of intangibles charged to general, selling and administrative expenses	95	121
Depreciation and amortization from continuing operations	$ 30,794	$ 27,286